Derivative Instruments (Summary Of Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	$ 46,474	$ 12,039
Weighted average pay rate on interest-rate swaps	4.19%	4.66%
Weighted average receive rate on interest-rate swaps	3.08%	4.63%
Weighted average maturity (years)	7 years 4 months 24 days	7 years 3 months 18 days
Fair value of interest-rate swaps	$ (1,944)	$ (12)
Yield Maintenance Provisions [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of yield maintenance provisions	$ 1,944	$ 12